Estimated Useful Lives for Significant Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Computers and Related Equipment | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	3 years
Computers and Related Equipment | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	7 years
Furniture and Fixtures
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	7 years
Other Equipment | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	5 years
Other Equipment | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	12 years
Purchased Software and Licenses | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	3 years
Purchased Software and Licenses | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	7 years
Software Developed
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	3 years
Vehicles
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	5 years
Building
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment	30 years
Leasehold Improvements
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful lives for property and equipment, description	Lesser of estimated useful life of asset or lease term